INCOME TAX - Components of the income tax provision (benefit) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
INCOME TAX
Current	$ 5,596,753	$ 10,610,067	$ 1,386,570
Deferred	(3,724,081)	415,623	135,641
Total	$ 1,872,672	$ 11,025,690	$ 1,522,211